MANDATORILY REDEEMABLE NONCONTROLLING INTEREST (Details) ¥ in Thousands, $ in Thousands					1 Months Ended	12 Months Ended
	Apr. 28, 2023 USD ($)	Apr. 28, 2023 CNY (¥)	Nov. 12, 2021 USD ($)	Nov. 12, 2021 CNY (¥)	Mar. 31, 2022	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
MANDATORILY REDEEMABLE NONCONTROLLING INTEREST
Percentage of Equity Interest Acquired						100.00%
Changes in fair values of mandatorily redeemable noncontrolling interest due to the instrument specific credit risk						$ 0	$ (30)	$ (30)
Changes in fair values of mandatorily redeemable noncontrolling interest impact of instrument specific credit risk recycled amount	$ 17
Changes in fair values of mandatorily redeemable noncontrolling interest, excluding impact of instrument-specific credit risk							$ 108	$ 5,565
Ningbo Robotics Co., Ltd.
MANDATORILY REDEEMABLE NONCONTROLLING INTEREST
Percentage of Equity Interest Acquired	40.00%	40.00%
Cash consideration amount	$ 11,554	¥ 80,000
Ningbo Robotics | Momenta
MANDATORILY REDEEMABLE NONCONTROLLING INTEREST
Percentage of ownership by non-controlling interest in newly incorporated company			40.00%	40.00%
Amount invested in newly incorporated company			$ 6,299
Ningbo Robotics | VIEs
MANDATORILY REDEEMABLE NONCONTROLLING INTEREST
Percentage of ownership by VIE in newly incorporated company			60.00%	60.00%
Amount invested in newly incorporated company			$ 9,449
Ningbo Robotics | VIEs | Sanya Lotus
MANDATORILY REDEEMABLE NONCONTROLLING INTEREST
Percentage of equity interest sold					60.00%
Ningbo Robotics | VIEs | If there is any disagreement or disputes arising between Ningbo Robotics and Momenta
MANDATORILY REDEEMABLE NONCONTROLLING INTEREST
Cash consideration to acquire equity interest | ¥				¥ 40,000
Ningbo Robotics | VIEs | Momenta | If there is any disagreement or disputes arising between Ningbo Robotics and Momenta
MANDATORILY REDEEMABLE NONCONTROLLING INTEREST
Percentage of interest to be acquired by VIE and sold by Momenta			40.00%	40.00%
Ningbo Robotics | VIEs | Momenta | No later than the third anniversary date of the incorporation of Ningbo Robotics
MANDATORILY REDEEMABLE NONCONTROLLING INTEREST
Percentage of interest to be acquired by VIE and sold by Momenta			40.00%	40.00%
Ningbo Robotics | VIEs | Momenta | Redemption between the date of incorporation and the first anniversary of Ningbo Robotics
MANDATORILY REDEEMABLE NONCONTROLLING INTEREST
Redemption price at which the equity interest is to be sold by noncontrolling owners | ¥				¥ 40,000
Ningbo Robotics | VIEs | Momenta | Redemption between the first anniversary and the second anniversary of the incorporation Ningbo Robotics
MANDATORILY REDEEMABLE NONCONTROLLING INTEREST
Redemption price at which the equity interest is to be sold by noncontrolling owners | ¥				80,000
Ningbo Robotics | VIEs | Momenta | Redemption between the second anniversary and the third anniversary of the incorporation Ningbo Robotics
MANDATORILY REDEEMABLE NONCONTROLLING INTEREST
Redemption price at which the equity interest is to be sold by noncontrolling owners | ¥				¥ 120,000
Ningbo Robotics | VIEs | Momenta | If Qualified IPO is approved within the third anniversary date of the incorporation of Ningbo Robotics
MANDATORILY REDEEMABLE NONCONTROLLING INTEREST
Percentage of interest to be acquired by VIE and sold by Momenta			40.00%	40.00%